2. Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (9,363)	$ (5,019)
Working capital deficit	4,344
Net loss	$ (4,344)